Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity

Note 12 - Equity

Common Stock

Jowell Global is established under the laws of the Cayman Islands on August 16, 2019 with 450,000,000 authorized Ordinary Shares and 50,000,000 authorized Preferred Shares. The Company initially had a total of 60,000,000 of its Ordinary Shares issued and outstanding. On October 21, 2020, the Company issued 3,448,274 Ordinary Shares to three investors in a private placement transaction for aggregated proceeds of $10,000,000. On November 6, 2020, the Company effected a reverse stock split of its Ordinary Shares at a ratio of 1-for-3 pursuant to which all existing shareholders of record on that date surrendered an aggregate of 42,298,849 Ordinary Shares, or 66.67% of the then outstanding Ordinary Shares to the Company for no consideration. The shares surrendered were subsequently cancelled (“Reverse Split”). The Company believes it is appropriate to reflect the reverse split of its Ordinary Shares on a retroactive basis pursuant to ASC 260. All shares and per share data for all the periods presented have been retroactively restated.

Initial Public Offering

On March 19, 2021, the Company closed its initial public offering (“IPO”) of 3,714,286 ordinary shares, par value $0.0001 per share, priced at $7.00 per share. On March 23, 2021, the underwriter exercised its over-allotment option to purchase an additional 557,143 ordinary shares at a price of $7.00 per share. The net proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled approximately $25.7 million, after deducting underwriting discounts and other related expenses. The Ordinary Shares have been listed on the Nasdaq Capital Market and trading under the ticker symbol “JWEL” since March 17, 2021.

Issuance of Ordinary Shares

On June 13, 2022, the Company entered into securities purchase agreements with six investors (“Investors”), pursuant to which the Company agreed to sell to the Investors in private placements of 5,230,000 ordinary shares of the Company at a purchase price of $1.20 per share for an aggregate offering price of $6,276,000.

On October 11, 2022, the Company entered into a securities purchase agreement with five purchasers, who are the product distributors and business partners of the Company in China. Pursuant to the agreement, the Company sold to them in a registered direct offering, an aggregate of 2,576,600 ordinary shares of the Company at a purchase price of $1.40 per share, for aggregate proceeds to the Company of $3,607,240. The shares were offered and sold by the Company pursuant to an effective shelf registration statement on Form F-3, which declared effective on August 31, 2022 (File No. 333-264109).

Underwriters Warrants

In connection with the March 19, 2021 offering, the Company agreed to grant to the Underwriters Warrants (“UW Warrants”) covering a number of Ordinary Shares equal to 10% of the aggregate number of the Ordinary Shares sold in the offering including any shares sold upon exercise of the over-allotment option, totaling 427,143 warrants. The warrants carry a term of 5 years and the exercise price is $9.10. The UW Warrants were not exercisable for a period of 180 days after the effective date of the offering. On November 25, 2021, the warrants holders provided the Company with the notice of exercise and elected the cashless exercise of the UW Warrants, which resulted in an aggregate of 137,111 Ordinary Shares issued based on the 5 days average market price of $13.402 per share. As of December 31, 2022 and 2021, no warrants were outstanding.

Preferred Stock

The Company initially had 50,000,000 authorized Preferred Shares and a total of 750,000 of its Preferred shares issued and outstanding, with a par value of US$0.0001. Each Preferred Share has voting rights equal to two Ordinary Shares of the Company and each Preferred Share is convertible into one Ordinary Share at any time. Except for voting rights and conversion rights, the Ordinary Shares and the Preferred Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Stock issuance to management and an external party

On April 21, 2021, the Company granted 100,000 ordinary shares to a third-party consultant in exchange for services in connection with the Company’s internal control and management, budget management, accounting, procurement, assets and contract management, mergers and acquisitions strategy and due diligence, etc. with service period from April 21, 2021 to December 31, 2021. The fair value of $770,000 was based on the Company’s closing stock price $7.70 on April 21, 2021, which cost was amortized over the service period.

On September 21, 2021, the Company filed Form S-8 with SEC to register 4,000,000 ordinary shares under the Company’s 2021 Omnibus Equity Plan which was approved by the Board of the Company on August 2, 2021 and by the shareholders of the Company at annual shareholders meeting on September 10, 2021. On November 26, 2021, the Company authorized the grant of Restricted Stock Units (“RSU”) of 80,000 ordinary shares to the Company’s then Chief Financial Officer under the Company’s 2021 Omnibus Equity Plan for service period from November 16, 2021 to November 15, 2022, which were valued based on the closing stock price of $10.06 at November 26, 2021, the grant date. The RSUs granted to the then Chief Financial Officer had a graded vesting schedule with 25% or 20,000 RSUs vested on November 26, 2021, 25% or 20,000 RSUs vested on March 31, 2022, 25% or 20,000 RSUs vested on June 30, 2022, and the remaining 25% or 20,000 RSUs vested on September 30, 2022. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The RSUs granted to the then Chief Financial Officer resulted in $201,200 compensation cost for the year ended December 31, 2021 and $603,600 compensation cost for the year ended December 31, 2022, which were charged to general and administrative expenses.

On April 11, 2022, the Company granted 500,500 shares as stock awards to its employees, officers and directors under the Company’s 2021 Omnibus Equity Plan, which were vested immediately. The fair value of these ordinary shares was $1,036,035 based on the closing stock price $2.07 on April 11, 2022.

On June 30, 2022, the Company authorized the grant of Restricted Stock Units (“RSU”) of 120,000 ordinary shares to the Company’s then Chief Executive Officer and 39,000 ordinary shares to the Company’s Vice President under the Company’s 2021 Omnibus Equity Plan for service period from July 1, 2022 to June 30, 2023, which were valued based on the closing stock price of $2.62 at June 30, 2022, the grant date. The RSUs granted to the then Chief Executive Officer and Vice President have a graded vesting schedule with 25% or 39,750 RSUs vested on June 30, 2022, 25% or 39,750 RSUs vested on October 1, 2022, 25% or 39,750 RSUs vested on January 1, 2023, and the remaining 25% or 39,750 RSUs vested on April 1, 2023. The Company follows ASC 718-10-35-8 Stock compensation – awards with graded vesting features to recognize compensation cost on a straight-line basis. The last tranche of 30,000 RSUs granted to the then Chief Executive Officer was forfeited due to his resignation as the Chief Executive Officer effective on March 1, 2023. The RSUs granted to the then Chief Executive Officer and Vice President resulted in $208,290 compensation cost for the year ended December 31, 2022 and $129,690 compensation cost for the year ended December 31, 2023, which were charged to general and administrative expenses.

In aggregate, share-based compensation expense amounted to $1,847,926, $971,200 and $nil for the years ended December 31, 2022, 2021 and 2020, respectively.

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital, which is RMB 14 million (approx. $2 million) as of December 31, 2022. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2022 and 2021, the balance of statutory reserve was both $394,541.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As aforementioned in Note 12, Statutory Reserve, under PRC law, the Company’s subsidiary and VIE located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves. Appropriations to certain statutory reserves are made at the discretion of the Board of Directors. However, these reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. Therefore, these statutory reserves, along with the registered capital of the PRC entities are considered as restricted.

The restricted net assets that include paid in capital and statutory reserve funds amounted to $42,106,851 and $41,224,415 as of December 31, 2022 and 2021, respectively.